Accounting changes and recent accounting pronouncements	12 Months Ended
Dec. 31, 2017
Accounting changes and recent accounting pronouncements
4. Accounting changes and recent accounting pronouncements (continued)
IFRS 9 – Financial Instruments

On January 1, 2018, the Company will adopt IFRS 9 – Financial Instruments, replacing IAS 39 – Financial Instruments. The new standard reflects the scope of IAS 39, and accordingly all financial instruments addressed within IAS 39 will be addressed by IFRS 9. IFRS 9 provides three different measurement categories for financial assets – subsequently measured at amortized cost, fair value through profit or loss or fair value through other comprehensive income – while all financial liabilities are classified as subsequently measured at amortized cost. The category into which a financial asset is placed and the resultant accounting treatment is largely dependent on the nature of the business of the entity holding the financial asset. All financial instruments are initially recognized at fair value. The Company has conducted an analysis of the new standard and the potential effects that its implementation will have on the Company’s financial reporting. The Company has concluded that the implementation of the new standard will not have a material impact on the measurement of the Company’s reported financial instruments, however there may be changes to terminology used and information disclosed. The Company continues to evaluate its disclosure obligations under IFRS 9.

IFRS 15 – Revenue from Contracts with Customers
On January 1, 2018, the Company will adopt IFRS 15 – Revenue from Contracts with Customers, replacing IAS 18 – Revenue. The new standard will enact a methodology of recognizing revenue in line with the transfer of promised goods or services, and allocating revenue to separately identifiable goods or services identified within a contract. In order to facilitate this identification and allocation process, the new standard employs a five-step model with prescriptive steps and decision-making criteria. The Company has conducted an analysis of the new standard and the potential effects that its implementation will have on the Company’s financial reporting. The Company has concluded that the implementation of the new standard will not have a material impact on the Company’s reported financial results. The Company continues to evaluate its disclosure obligations under IFRS 15.
IFRS 16 – Leases
On January 1, 2019, the Company will adopt IFRS 16 – Leases, replacing IAS 17 – Leases. The new standard aims to bring most leases into which a lessee has entered on-balance sheet and provides new guidelines under which a lessee must evaluate and measure a contract that contains a lease. The new standard is likely to result in increases to both the asset and liability positions of lessees, as well as affect the reported depreciation expense and finance costs of these entities in the statement of profit or loss. The Company is currently evaluating the financial impact the new standard will have on its financial results.